UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4066

Cash Assets Trust
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 3/31

Date of reporting period: 9/30/11

FORM N-CSRS

ITEM 1.	REPORTS TO STOCKHOLDERS

SEMI-ANNUAL
REPORT

September 30, 2011

Pacific
Capital Funds®
Of
Cash Assets Trust

Pacific Capital Cash Assets Trust

Pacific Capital Tax-Free
Cash Assets Trust

Pacific Capital U.S. Government
Securities Cash Assets Trust

A cash management
investment

Pacific Capital Funds® Of Cash Assets Trust

November, 2011

Dear Investor:

     It is with mixed feelings that we provide you with the final Semi-Annual Report for Cash Assets Trust (the “Trust”), which has been in operation since 1984. We are very proud of the fact that we believe your Trust has successfully served the short-term investment needs of Hawaii investors and others over the past 26 years. We are, therefore, sad that this chapter has nearly come to an end.

     As we previously informed you, with short-term interest rates at historical lows, it has become challenging for money market funds to retain assets and provide shareholders with a non-negative yield. The U.S. Federal Reserve expects to keep interest rates at these low levels until at least the middle of 2013 based on expectations for slow economic growth in the U.S. These uncertain prospects for a return to higher short-term rates made it difficult to justify continued operation of the Trust. The Board of Trustees of the Trust and management, accordingly, concluded that it is no longer practical for the Trust to continue operations. Effective December 5, 2011, the Trust will terminate the operations of each of its three series: Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, and Pacific Capital U.S. Government Securities Cash Assets Trust (jointly, the “Funds”).

     The enclosed Semi-Annual Report for the six-month period ended September 30, 2011 includes the three series of Cash Assets Trust, each of which has two classes of shares, Original Shares and Service Shares. During this period of time, safety of principal remained first and foremost in the eyes of your Board of Trustees, Investment Adviser and Administrator when managing your cash reserves, during which time we sought to continue to invest in quality investments. Furthermore, the Adviser and the Administrator continued to take actions to maintain a non-negative yield for shareholders of the Funds. While we intend to continue our focus on safety of principal and maintaining a non-negative yield until the liquidation of each of the Funds. As the Liquidation Date approaches, the Adviser is expected to increase the portion of each Fund’s assets held in cash and similar investments and reduce maturities of non-cash investments, in seeking to maintain adequate liquidity and a stable net asset value of $1.00 per share until the Liquidation Date. Each Fund will cease to pursue its investment objective as the Liquidation Date approaches.

NOT A PART OF THE SEMI-ANNUAL REPORT

     We truly appreciate the confidence you have shown as a valued shareholder in the Trust over the years. We hope we will be able to assist you again in your investment needs in the future should you wish to consider an investment in one or more of the other funds in the Aquila Group of Funds, which includes seven tax-free municipal bond funds, a high yield corporate bond fund, and a growth-oriented equity fund. *

Sincerely,

Diana P. Herrmann Vice Chair and President	Lacy B. Herrmann Founder and Chairman Emeritus

* Before investing in any one of the Aquila Group of Funds, carefully read about and consider the investment objectives, risks, charges, expenses, and other information found in the Fund prospectus. The prospectus is available from your financial advisor, and when you call 800-437-1020 or visit www.aquilafunds.com. Consideration should be given to the risks of investing including: potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Insurance on an obligation is intended to mitigate credit risk; it does not insure the market price of the obligation.

NOT A PART OF THE SEMI-ANNUAL REPORT

PACIFIC CAPITAL
CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (unaudited)

Principal
Amount	U.S. Agency Obligations (61.1%)	Value

	Federal Home Loan Mortgage Corporation (44.1%)
$29,960,000	0.06%, 10/24/11	$29,958,851
41,078,000	0.10%, 11/02/11	41,074,349
32,879,000	0.16%, 11/07/11	32,873,593
		103,906,793
	Federal National Mortgage Association (17.0%)
10,000,000	0.14%, 10/12/11	9,999,572
25,000,000	0.05%, 11/09/11	24,998,510
5,000,000	0.12%, 11/23/11	4,999,117
		39,997,199
	Total U.S. Agency Obligations	143,903,992
	Commercial Paper (11.0%)
11,000,000	Prudential Insurance, 0.13%, 10/03/11	10,999,921
10,000,000	Toyota Motor Credit, 0.24%, 10/31/11	9,998,000
5,000,000	Salvation Army, VRDO*, 0.20%, 10/17/11	5,000,000

	Total Commercial Paper	25,997,921
	Municipal Securities (20.0%)
10,000,000	District of Columbia, University Revenue Bonds (George
	Washington University), VRDO*
	0.16%, 09/15/29	10,000,000
11,600,000	Hartford, Connecticut Redevelopment Agency, Multi Family
	Mortgage Revenue Refunding (Underwood Tower
	Project), VRDO*
	0.41%, 06/01/20	11,600,000
5,100,000	Missouri State Health & Educational Facilities Authority,
	Refunding (St. Louis University) Series A-1, VRDO*
	0.13%, 10/01/35	5,100,000
8,265,000	Nevada Housing Division Multi-Unit Housing (Sierra
	Pointe Apartment) Series 2005, VRDO*
	0.15%, 04/15/38	8,265,000

PACIFIC CAPITAL
CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

Principal
Amount	Municipal Securities (continued)		Value

$10,655,000	New York State Dormitory Authority Revenues, State
	Supported Debt, Rochester, VRDO*
	0.10%, 07/01/31		$10,655,000
1,500,000	New York State Housing Finance Agency Revenue
	(Victory Housing) Series 2000-A, VRDO*
	0.14%, 11/01/33		1,500,000
	Total Municipal Securities.		47,120,000

	Repurchase Agreement (7.9%)
18,561,000	UBS Securities LLC, 0.03%, 10/03/11		18,561,000
	(Proceeds of $18,561,046 to be received at maturity,
	Collateral: $17,207,000 Federal Home Loan Mortgage
	Corp. 4.50% due 01/15/14; the collateral fair value plus
	interest receivable equals $18,927,700)
	Total Investments (amortized cost $235,582,913†)	100.0%	235,582,913
	Other assets less liabilities	(0.0)	(21,186)
	NET ASSETS	100.0%	$235,561,727

*	Variable interest rate - subject to periodic change.
†	Cost for Federal income tax and financial reporting purposes is identical.

Abbreviation:
VRDO -	Variable Rate Demand Obligations. VRDOs are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

		Percent of
	Portfolio Distribution	Investments
	U. S. Government and Agency Obligations	61.1%
	Commercial Paper	11.0
	Municipal Securities	20.0
	Repurchase Agreement	7.9
		100.0%

See accompanying notes to financial statements.

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (unaudited)

Principal
Amount	Municipal Securities (92.7%)	Value
	Arizona Water Infrastructure Finance Authority Revenue
	Water Quality, Series A, Prerefunded to 10/01/11 @ 100
$2,875,000	5.10%, 10/01/21	$2,875,000
	Colorado Educational & Cultural Facilities Authority Revenue
	Bond - Boulder Country Day School, VRDO*
1,060,000	0.250%, 09/01/26	1,060,000
	Colorado Educational & Cultural Facilities Authority Revenue
	Bond - National Jewish Federation Board, VRDO*
3,700,000	0.160%, 07/01/29	3,700,000
	Colorado Educational & Cultural Facilities Authority Revenue
	Bond - National Jewish Federation Board, VRDO*
1,600,000	0.160%, 02/01/38	1,600,000
	District of Columbia Revenue American Geophysical Union
1,925,000	VRDO*, 0.360%, 09/01/23	1,925,000
	Jacksonville, FL, Industrial Development Revenue University
2,000,000	of Florida Health Science Center, VRDO*, 0.150%, 07/01/19 .	2,000,000
	Orange County, FL Housing Financial Authority, Post
	Apartment Homes, FNMA Insured VRDO*
1,000,000	0.170%, 06/01/25	1,000,000
	Orlando, FL, Utilities Commission Water & Electric Revenue
	Refunding, Prerefunded to 10/01/11 @ 101,
1,000,000	5.250%, 10/01/20	1,010,000
1,350,000	Hawaii State, Series CH, NPFG-IBC Insured, 4.750%, 11/01/11	1,354,840
1,630,000	Hawaii State, Series CM, ETM, FGIC-NPFG Insured, 6.000%, 12/01/11	1,645,228
	Hawaii State, Series CX, Prerefunded to 02/01/12, @ 100
1,685,000	AGM Insured, 5.500%, 02/01/21	1,713,362
	Hawaii State, Series CX, Prerefunded to 02/01/12, @ 100
1,500,000	AGM Insured, 5.500%, 02/01/15	1,526,084
725,000	Hawaii State, Series CY, AGM Insured, 5.500%, 02/01/12	737,264
675,000	Hawaii State, Series DF, AMBAC Insured, 5.000%, 07/01/12 .	698,344
	Hawaii State, Series DG, Refunding, AMBAC Insured,
2,000,000	5.000%, 07/01/12	2,067,272

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

Principal
Amount	Municipal Securities (continued)	Value
	Hawaii State Department of Budget and Finance Special Purpose
	Revenue Refunding Queens Health System, Series B, Bank of
	America, Insured VRDO*
$12,725,000	0.210%, 07/01/29	$12,725,000
	Hawaii State Housing Finance & Development Corp., Multi-Family
2,300,000	Lokahi Kau, FHLMC Insured VRDO*, 0.140%, 12/01/41	2,300,000
1,975,000	University of Hawaii Revenue, Series B-2, 2.500%, 10/01/11 .	1,975,000
	Chicago, IL, Refunding Series A-2, ETM, AMBAC Insured,
600,000	6.125%, 01/01/12.	608,255
	Illinois State First Series, Prerefunded to 11/01/11 @ 100
	FGIC Insured
1,500,000	5.375%, 11/01/13	1,506,400
	Illinois State For Future Issues, First Series, Prerefunded
	to 11/01/11 @ 100, FGIC-NPFG Insured,
1,500,000	5.375%, 11/01/19	1,506,512
	Indiana Financial Authority Health System Revenue,
2,000,000	Sisters St. Francis Health, VRDO*, 0.210%, 09/01/48.	2,000,000
	Indiana State Financial Authority Environmental
	Revenue Refunding, Duke Energy, VRDO*
2,000,000	0.15%, 10/01/40	2,000,000
	Breckenridge County, KY Lease Program Revenue, VRDO*
2,400,000	0.130%, 02/01/31	2,400,000
	Louisville & Jefferson County, KY, Visitors & Convention
4,045,000	Refunding, AGM Insured, VRDO*, 0.140%, 12/01/22	4,045,000
	Massachusetts State Refunding Consolidated Loan,
	Series D, Prerefunded to 11/01/11 @ 100, NPFG Insured
5,450,000	5.250%, 11/01/16	5,473,434
	Bloomington, MN, Bristol Apartments Multi-Family Revenue
3,000,000	Bond FNMA Insured, VRDO*, 0.200%, 11/15/32	3,000,000
	Inver Grove Heights, MN Senior Housing Revenue
1,495,000	FNMA Insured VRDO*, 0.180%, 05/15/35	1,495,000
	Oak Park Heights, MN, VSSA Boutwells Landing Multi-Family
	Revenue Bond, FHLMC Insured, VRDO*
6,150,000	0.180%, 11/01/35	6,150,000

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

Principal
Amount	Municipal Securities (continued)	Value
	Plymouth, MN Parkside II Multi-Family Housing
$1,395,000	FNMA Insured VRDO*, 0.180%, 04/15/33	$1,395,000
	St. Paul, MN, Housing & Redevelopment Authority,
	Multi-Family Housing, Highland Ridge Project,
	FHLMC Insured, VRDO*,
2,000,000	0.180%, 10/01/33	2,000,000
	Cape Girardeau County, MO, Industrial Development
	Authority Healthcare Refunding, Southeast Missouri
	Hospital Association, Prerefunded to 06/01/12 @ 100,
825,000	5.750%, 06/01/32	853,709
	Kansas City, MO Industrial Development Authority Revenue
	Bond, (Ewing Marion Kaufman Foundation) VRDO*
6,000,000	0.170%, 04/01/27	6,000,000
	Missouri State Health & Educational Facilities Authority
	Revenue, Washington University, Series A, VRDO*
1,600,000	0.130%, 02/15/34	1,600,000
	New Jersey Health Care Facilities Financing Authority Revenue,
1,600,000	Meridian, AGM Insured, VRDO*,0.100%, 07/01/38	1,600,000
	New Jersey Health Care Facilities Financing Authority Revenue,
	Southern Ocean County Hospital, VRDO*
2,400,000	0.100%, 07/01/36	2,400,000
	New Jersey State Transportation TR Fund Authority For
	Future Issue, Transportation System B, Prerefunded to
	12/15/11 @ 100, NPFG Insured,
1,500,000	6.000%, 12/15/14	1,517,614
	New Jersey State Transportation TR Fund Authority For
	Future Issue, Refunding Transportation System B,
	Prerefunded to 12/15/11 @ 100, NPFG Insured,
1,575,000	5.000%, 12/15/14	1,590,274
	North Carolina Medical Care Common Health System
	Revenue, Mission - St. Joseph’s Health System,
	Prerefunded to 10/01/11 @ 101
2,420,000	5.250%, 10/01/26	2,420,000

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

Principal
Amount	Municipal Securities (continued)	Value
	North Carolina Medical Catholic Health East VRDO*
$1,800,000	0.140%, 11/15/28	$1,800,000
	Columbus, OH, City School District, Linden Elementary
	Construction, Prerefunded to 12/01/11 @ 100,
900,000	AGM Insured, 5.000%, 12/01/28	907,035
	Hamilton County, OH, Hospital Facilities Revenue, Childrens
2,050,000	Hospital Medical Center, VRDO*, 0.120%, 05/15/37	2,050,000
	Ohio State Higher Education, Series B, Prerefunded to
1,000,000	11/01/11 @ 100, 5.000%, 11/01/15	1,004,043
	Oklahoma Development Finance Authority Revenue Refunding
1,000,000	AGM Insured, VRDO*, 0.140%, 08/15/33	1,000,000
1,000,000	Emmaus, PA, General Authority VRDO*, 0.140%, 03/01/24	1,000,000
	Luzerne County, PA, Series A, AGM Insured, VRDO*
3,880,000	0.150%, 11/15/26	3,880,000
	Philadelphia, PA Authority for Industrial Development Lease
	Revenue, Series B, Prerefunded to 10/01/11 @ 101
2,455,000	AGM Insured, 5.500%, 10/01/16	2,479,550
	Puerto Rico Public Finance Corp., Commonwealth,
	Series E, Prerefunded to 02/01/12 @ 100
1,000,000	5.500%, 08/01/29	1,017,386
	Rock Hill, SC Utility System Revenue Combined, Series B,
1,825,000	AGM Insured, VRDO*, 0.150%, 01/01/25	1,825,000
	Bexar County, TX, Housing Financial Corp., Multi-Family
	Housing Revenue, Northwest Trails Apartments, FNMA
1,800,000	Insured VRDO*, 0.180%, 12/15/34	1,800,000
	Harris County, TX, Cultural Educational Facilities Financial
	Corp., Texas Medical Center, VRDO*,
800,000	0.130%, 09/01/31	800,000
	Murray City, UT, Hospital Revenue IHC Health Services Inc.,
4,000,000	Series D, VRDO*, 0.120%, 05/15/37	4,000,000
	Utah County, UT, Hospital Revenue IHC Health Services Inc.,
4,000,000	Series B, VRDO*, 0.120%, 05/15/35	4,000,000

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

Principal
Amount	Municipal Securities (continued)		Value
	Washington State Housing Finance Commission, Northwest
$1,800,000	School Project, VRDO*, 0.260%, 06/01/32		$1,800,000
	Washington State Housing Finance Commission, St. Thomas
5,510,000	School Project, VRDO*,0.150%, 07/01/36		5,510,000
	Total Municipal Securities.		128,346,606
	Repurchase Agreement (6.8%)
9,392,000	USB Securities LLC, 0.03%, 10/03/11		9,392,000
	(Proceeds of $9,392,023 to be received at maturity,
	Collateral: $8,707,000 Federal Home Loan Mortgage Corp.
	4.50% due 01/15/14; the collateral fair value
	plus interest receivable equals $9,577,700)
	Total Investments (amortized cost $137,738,606††)	99.5%	137,738,606
	Liabilities in excess of other assets	0.5	678,856
	NET ASSETS	100.0%	$138,417,462

*	Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

†	Prerefunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

††	Cost for Federal income tax and financial reporting purposes is identical.

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

Portfolio Distribution

	Percent of		Percent of		Percent of
	Portfolio		Portfolio		Portfolio
Arizona	2.1%	Massachusetts	4.0%	Pennsylvania	5.4%
Colorado	4.6	Minnesota	10.2	Puerto Rico	0.7
District of Columbia	1.4	Missouri	6.1	South Carolina	1.3
Florida	2.9	New Jersey	5.2	Texas	1.9
Hawaii	19.4	North Carolina	3.1	Utah	5.8
Illinois	2.6	Ohio	2.9	Washington	5.3
Indiana	2.9	Oklahoma	0.7	Repurchase Agreement	6.8
Kentucky	4.7				100.0%

Portfolio Abbreviations

AGM - Assured Guaranty Municipal Corp.	FHLMC – Federal Home Loan Mortgage Corp.
AMBAC - American Municipal Bond Assurance Corp.	FNMA – Federal National Mortgage Association
ETM - Escrowed to Maturity	NPFG - National Public Finance Guarantee
FGIC – Financial Guaranty Insurance Corporation	VRDO – Variable Rate Demand Obligation

See accompanying notes to financial statements

PACIFIC CAPITAL
U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (unaudited)

Principal
Amount	U.S. Agency Obligations (46.8%)	Value

	Federal Home Loan Mortgage Corporation (13.2%)
$75,000,000	0.16%, 11/07/11	$74,987,667
35,000,000	0.02%, 12/05/11	34,998,862
		109,986,529

	Federal National Mortgage Association (33.6%)
40,000,000	0.03%, 10/05/11	39,999,867
20,000,000	0.07%, 10/12/11	19,999,572
100,000,000	0.05%, 11/09/11	99,994,042
82,375,000	0.05%, 11/23/11	82,368,762
37,350,000	0.05%, 12/21/11	37,345,378
		279,707,621

	Total U.S. Agency Obligations	389,694,150

	Repurchase Agreements (53.2%)
221,000,000	Merrill Lynch & Co., 0.03%, 10/03/11	221,000,000
	(Proceeds of $221,000,553 to be received at maturity,
	Collateral: $54,123,000 Federal National Mortgage
	Association 5.00% due 04/15/15; $51,700,000 Federal
	National Mortgage Association 4.625% due 05/01/13;
	$40,990,000 Federal Home Loan Mortgage Corp.
	5.125% due 07/15/12; $131,617,000 Federal National
	Mortgage Association Principal Strip zero coupon due
	11/15/30; the aggregate fair value of the collateral
	plus interest receivable equals $225,587,811)

PACIFIC CAPITAL
U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

Principal
Amount	Repurchase Agreements (continued)		Value
$221,789,000	USB Securities LLC, 0.03%, 10/03/11		$221,789,000
	(Proceeds of $221,789,554 to be received at maturity,
	Collateral: $7,677,000 Federal Home Loan Mortgage
	Corp. 1.70% due 04/21/14; $50,000,000 Federal
	Home Loan Mortgage Corp. 3.83% due 07/12/21;
	$81,964,000 Federal Home Loan Mortgage Corp.
	4.50% due 01/15/14; $73,172,100 U.S. Treasury
	Inflation-Protected Security 0.125% due 04/15/16;
	the aggregate fair value of the collateral
	plus interest receivable equals $226,286,183)

	Total Repurchase Agreements		442,789,000

	Total Investments (amortized cost $832,483,150†)	100.0%	832,483,150
	Liabilities in excess of other assets	0.0	(32,759)
	NET ASSETS	100.0%	$832,450,391

†	Cost for Federal income tax and financial reporting purposes is identical.

		Percent of
	Portfolio Distribution	Portfolio
	U.S. Government and Agency Obligations	46.8%
	Repurchase Agreements	53.2
		100.0%

See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2011 (unaudited)

	Cash	Tax-Free	Government
	Fund	Fund	Fund
ASSETS:
Investments at value and amortized cost (note 2)	$235,582,913	$137,738,606	$832,483,150
Cash	664	300	50
Interest receivable	7,790	700,446	369
Receivable from Adviser	-	5,766	-
Receivable from Administrator	-	1,487	-
Other assets	14,539	5,097	38,007
Total Assets	235,605,906	138,451,702	832,521,576
LIABILITIES:
Adviser and Administrator fees payable	3,241	-	5,474
Dividends payable	212	116	639
Accrued expenses	40,726	34,124	65,072
Total Liabilities	44,179	34,240	71,185
NET ASSETS	$235,561,727	$138,417,462	$832,450,391
NET ASSETS CONSIST OF:
Capital Stock - Authorized an unlimited number
of shares, par value $0.01 per share	$2,355,444	$1,384,171	$8,325,255
Additional paid-in capital	233,202,205	137,035,085	824,249,223
Undistributed net investment income	-	20	-
Accumulated net realized gain (loss) on investments	4,078	(1,814)	(124,087)
	$235,561,727	$138,417,462	$832,450,391
SHARES OF BENEFICIAL INTEREST:
Original Shares Class:
Net Assets	$185,922,250	$104,032,960	$540,816,896
Shares outstanding	185,909,323	104,034,256	540,861,621
Net asset value per share	$1.00	$1.00	$1.00
Service Shares Class:
Net Assets	$49,639,477	$34,384,502	$291,633,495
Shares outstanding	49,635,116	34,382,817	291,663,847
Net asset value per share	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2011 (unaudited)

	Cash	Tax-Free	Government
	Fund	Fund	Fund
Investment Income:
Interest income	$153,383	$138,124	$341,934
Expenses:
Investment Adviser fees (note 3)	502,052	229,816	1,229,765
Administrator fees (note 3)	130,255	59,262	269,948
Distribution fees (note 3)	66,691	45,635	314,776
Trustees’ fees and expenses	46,848	36,294	93,356
Legal fees (note 3)	26,157	16,556	33,112
Fund accounting fees	11,904	12,406	11,251
Registration fees and dues	9,495	8,155	13,717
Shareholders’ reports	7,621	3,962	7,876
Auditing and tax fees	7,100	7,100	7,100
Insurance	6,531	3,753	16,774
Transfer and shareholder servicing agent fees	5,169	5,289	4,217
Custodian fees (note 5)	3,537	3,064	4,988
Chief Compliance Officer services (note 3)	2,258	2,258	2,258
Miscellaneous	7,758	6,474	15,100
Total expenses	833,376	440,024	2,024,238
Advisory fees waived (note 3)	(492,373)	(208,438)	(1,131,179)
Administrative fees waived (note 3)	(127,744)	(53,749)	(248,308)
Distribution fees waived (note 3)	(65,893)	(44,735)	(314,776)
Net expenses	147,366	133,102	329,975
Net investment income	6,017	5,022	11,959
Net realized gain (loss) from securities transactions	1,556	-	17,400
Net change in net assets resulting from operations	$7,573	$5,022	$29,359

See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Cash Fund		Tax-Free Fund		Government Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	September 30, 2011	Year Ended	September 30, 2011	Year Ended	September 30, 2011	Year Ended
	(unaudited)	March 31, 2011	(unaudited)	March 31, 2011	(unaudited)	March 31, 2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,017	$62,581	$5,022	$22,958	$11,959	$35,419
Net realized gain (loss)
from securities transactions	1,556	1,747	-	(1,814)	17,400	4,137
Net change in net assets
resulting from operations	7,573	64,328	5,022	21,144	29,359	39,556

Dividends to shareholders from:
Net investment income:
Original Shares	(5,323)	(59,560)	(4,436)	(20,982	(7,817)	(24,210)
Service Shares	(694)	(3,021)	(586)	(1,976)	(4,142)	(11,209)
Total dividends to shareholders
from net investment income	(6,017)	(62,581)	(5,022)	(22,958)	(11,959)	(35,419)

Short-term Capital Gains:
Original Shares	-	-	-	-	-	(28,682)
Service Shares	-	-	-	-	-	(17,579)
Total dividends to shareholders
from short-term capital gains	-	-	-	-	-	(46,261)

Total Dividends	(6,017)	(62,581)	(5,022)	(22,958)	(11,959)	(81,680)

Capital Share Transactions
(at $1.00 per share):
Proceeds from shares sold:
Original Shares	293,859,769	654,886,257	105,628,461	241,881,614	793,420,557	1,744,422,868
Service Shares	52,971,027	155,442,719	24,315,261	64,248,559	633,721,872	1,360,509,727
	346,830,796	810,328,976	129,943,722	306,130,173	1,427,142,429	3,104,932,595

Reinvested dividends:
Original Shares	86	566	51	172	13,313	151
Service Shares	649	3,043	557	1,976	10,910	28,787
	735	3,609	608	2,148	24,223	28,938

Cost of shares redeemed:
Original Shares	(299,050,486)	(705,155,052)	(122,724,450)	(306,919,574)	(766,711,177)	(1,819,943,435)
Service Shares	(62,054,497)	(153,294,009)	(25,869,519)	(71,137,399)	(656,212,676)	(1,285,024,547)
	(361,104,983)	(858,449,061)	(148,593,969)	(378,056,973)	(1,422,923,853)	(3,104,967,982)
Change in net assets
from capital share transactions	(14,273,452)	(48,116,476)	(18,649,639)	(71,924,652)	4,242,799	(6,449)
Total change in net assets	(14,271,896)	(48,114,729)	(18,649,639)	(71,926,466)	4,260,199	(48,573)

NET ASSETS:
Beginning of period	249,833,623	297,948,352	157,067,101	228,993,567	828,190,192	828,238,765
End of period	$235,561,727	$249,833,623	$138,417,462	$157,067,101	832,450,391	$828,190,192

Includes undistributed
net investment income of:	$-	$-	$20	$20	$-	$-

See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2011 (unaudited)

1. Organization

     Cash Assets Trust (the “Trust”) was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end investment company (see note 10).

     The Trust consists of the following three investment portfolios (each referred to individually as a “Fund” and collectively as the “Funds”): Pacific Capital Cash Assets Trust (”Cash Fund”) (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust (”Tax-Free Fund”) (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust (”Goverment Fund”) (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $0.01 par value in two classes of shares: the Original Shares Class and the Service Shares Class (see note 10). The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust’s Distribution Plan.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Each Fund’s portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b)
Fair value measurements: The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

THE PACIFIC CAPITAL FUNDS OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of September 30, 2011:

Valuation Inputs	Investments in Securities
	Cash Fund	Tax-Free Fund	Government Fund
Level 1 – Quoted Prices	$–	$–	$–
Level 2 – Other Significant Observable
Inputs - Short-term
Instruments*	235,582,913	137,738,606	832,483,150
Level 3 – Significant Unobservable
Inputs	–	–	–
Total	$235,582,913	$137,738,606	$832,483,150

* See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in 2a above.

e)	Determination of net asset value: The net asset value per share for each class of each Fund’s shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the custodian are open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding.

f)
Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and

THE PACIFIC CAPITAL FUNDS OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2008-2010) or expected to be taken in each of the Fund’s 2011 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

g)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses, if any, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

h)
Repurchase agreements: It is each Fund’s policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the “loan” (repurchase agreements being defined as “loans” in the 1940 Act), including the accrued interest earned thereon. Collateral for tri-party repurchase agreements are held at a designated sub-custodian. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

i)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

j)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2011, a reclassification was made on the Government Fund where there was a decrease in accumulated loss by $20,237 and a decrease in paid-in capital by $20,237. These reclassifications have no effect on net assets or net asset value per share.

k)
Accounting pronouncement: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after

THE PACIFIC CAPITAL FUNDS OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

December 15, 2010. Management is evaluating the impact the update may have on the Funds’ financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

The Asset Management Group of Bank of Hawaii (the “Adviser”), serves as Investment Adviser to the Funds. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds’ investments and provides various services. Aquila Investment Management LLC (the “Administrator”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Administrator for the Trust under Administration Agreements with the Funds. The Administrator provides all administrative services to the Funds other than those relating to the investment portfolios. For their services, the Adviser and the Administrator are each entitled to receive a fee which is payable monthly and computed on the net assets of each Fund as of the close of business each day at the following rates:

Cash Fund – On net assets up to $400 million, the fee to the Adviser and the Administrator is at the annual rate of 0.397% and 0.103%, respectively, and on net assets above that amount is at the annual rate of 0.364% and 0.086%, respectively.

Tax-Free Fund – On net assets up to $300 million, the fee to the Adviser and the Administrator is at the annual rate of 0.318% and 0.082%, respectively, and on net assets above that amount is at the annual rate of 0.285% and 0.065%, respectively.

Government Fund – On net assets up to $1,900 million, the fee to the Adviser and the Administrator is at the annual rate of 0.328% and 0.072%, respectively, and on net assets above that amount is at the annual rate of 0.295% and 0.055%, respectively.

During the six months ended September 30, 2011, the Adviser and the Administrator continued to take actions to increase the yields of the Funds and thereby maintain a positive yield for shareholders of the Funds. In response to the low interest rate environment, the Adviser and the Administrator have waived and may continue to waive management fees. Additionally, distribution and service fees have been waived (see note 3b below). While there is no contractual or other requirement that such waivers and/or reductions in fees occur or continue, the Adviser and the Administrator have informed the Trust that they intend to continue to take reasonably practicable steps to maintain a non-negative yield for shareholders of each of the Funds. Details of the waivers during the period are as follows:

THE PACIFIC CAPITAL FUNDS OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

	Advisory	Administrative	Distribution	Total Fees
Fund	Fees Waived	Fees Waived	Fees Waived (note 3b)	Waived
Cash Fund	$492,373	$127,744	$65,893	$686,010
Tax-Free Fund	208,438	53,749	44,735	306,922
Government Fund	1,131,179	248,308	314,776	1,694,263
     Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Compliance Agreement with the Administrator, the Administrator is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the 1940 Act.

b) Distribution and Service Fees:

     Each Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the respective Fund. Such payments are made to “Designated Payees” – broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with Aquila Distributors, Inc. (the “Distributor”) and which have rendered assistance in the distribution and/or retention of the respective Fund’s Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund’s Plan may not exceed 0.25% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. For the six months ended September 30, 2011, the fees incurred pursuant to the Plan were as follows: the Cash Fund incurred fees of $66,691 of which $65,893 was waived; the Tax-Free Fund incurred fees of $45,635 of which $44,735 was waived; and the Government Fund incurred fees of $314,776, all of which was waived. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Trust.

     Under Distribution Agreements, the Distributor serves as the exclusive distributor of each Fund’s shares. No compensation or fees are paid to the Distributor for such share distribution.

c) Other Related Party Transactions:

     On June 1, 2011, Bingham McCutchen LLP replaced Butzel Long PC (“Butzel”) as counsel to the Trust. During the period April 1, 2011 to May 31, 2011, the following amounts were incurred for legal fees allocable to Butzel for legal services in conjunction with the Trust’s ongoing

THE PACIFIC CAPITAL FUNDS OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

operations: Cash Fund $6,537; Tax-Free Fund $4,691; Government Fund $15,322. During this period, the Trust’s former Secretary was Of Counsel to Butzel.

4. Guarantees

     Various banks and other institutions issue irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

5. Expenses

     The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses.

6. Portfolio Orientation

     Since the Tax-Free Fund has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers’ ability to meet their obligations.

7. Income Tax Information and Distributions

     The Funds declare any dividends daily from net investment income and make payments, if any, monthly in additional shares at the net asset value per share, in cash, or a combination of both, at the shareholder’s option.

     In the Government Fund as of March 31, 2011, there was a capital loss carryforward of $141,487, which will expire in 2018. In the Tax-Free Fund as of March 31, 2011, there were post -October loss deferrals of $1,814, which will be recognized in the following year.

     The tax character of distributions during fiscal 2011 and 2010 were as follows:

	Cash Fund		Tax-Free Fund		Government Fund
	2011	2010	2011	2010	2011	2010
Ordinary income	$62,581	$505,587	$20	$48,124	$81,680	$250,457
Net tax-exempt income	–	–	22,938	221,976	–	–
Total	$62,581	$505,587	$22,958	$270,100	$81,680	$250,457

THE PACIFIC CAPITAL FUNDS OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

     As of March 31, 2011, the components of distributable earnings on a tax basis were as follows:

		Tax-Free	Government
	Cash Fund	Fund	Fund
Undistributed ordinary income	$6,870	$–	$2,154
Undistributed tax exempt income	–	1,576	–
Accumulated net realized loss
on investments	–	–	(141,487)
Other temporary differences	(4,348)	(3,370)	(2,154)
	$2,522	$(1,794)	$(141,487)

8. Tax Information (unaudited)

     The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was enacted on December 22, 2010. The Modernization Act amends several tax provisions impacting mutual funds. In general, the amendments are effective for fiscal years beginning after enactment. The Modernization Act provides several benefits, including the unlimited carryover of future capital losses versus the prior eight year limitation.

9. Ongoing Development Relative to the Tax-Free Fund

     Since December 2007, the three major rating agencies (Standard & Poor’s, Moody’s and Fitch) downgraded or eliminated ratings of the majority of the municipal bond insurance companies due to loss of capital from investments in subprime mortgages. Only a few insurers are now deemed to be investment grade. Thus, while certain bonds have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Fund’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

10. Subsequent Event

     On October 4, 2011, after consultation with management of the Trust, the Board of Trustees authorized the liquidation of the Cash Fund, the Tax-Free Fund, and the U.S. Government Fund.

     With short-term interest rates at historical lows, it became challenging for money market funds to retain assets and remain profitable. The U.S. Federal Reserve expects to keep interest rates at these low levels for at least another two years based on expectations for slow economic growth in the U.S. These uncertain prospects for a return to higher short-term rates made it difficult to justify continued operation of the Funds.

THE PACIFIC CAPITAL FUNDS OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

     It is anticipated that each Fund will be liquidated on or about December 8, 2011 (the “Liquidation Date”). As the Liquidation Date approaches, the Adviser is expected to increase the portion of each Fund’s assets held in cash and similar investments and reduce maturities of non-cash investments, in seeking to maintain adequate liquidity and a stable net asset value of $1.00 per share until the Liquidation Date. Each Fund will cease to pursue its investment objective as the Liquidation Date approaches.

     The Funds will not accept new investments on or after December 5, 2011. All accounts remaining in each Fund on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date and the proceeds, including accrued dividends and capital gains, if any, will be sent to the account’s address of record. On November 9, 2011, Cash Fund and Tax-Free Fund paid short-term capital gains per share of $0.000010957 and $0.000185755, respectively, to shareholders of record of November 8, 2011. Government Fund did not declare any short-term capital gains.

PACIFIC CAPITAL CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	ORIGINAL SHARES											SERVICE SHARES
	Six Months											Six Months
	Ended											Ended
	9/30/11		Year Ended March 31,									9/30/11		Year Ended March 31,
	(unaudited)		2011		2010		2009		2008		2007	(unaudited)		2011		2010		2009		2008	2007

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from investment operations:
Net investment income(1)	0.000	(2)	0.000	(2)	0.001		0.014		0.043		0.046	0.000	(2)	0.000	(2)	0.000	(2)	0.012		0.040	0.044
Net realized gain on securities	–		–		0.001		–		–		–	–		–		0.001		–		–	–

Total from investment operations	0.000	(2)	0.000	(2)	0.002		0.014		0.043		0.046	0.000	(2)	0.000	(2)	0.001		0.012		0.040	0.044

Less distributions:
Dividends from net investment income	(0.000	)(2)	(0.000	)(2)	(0.001)		(0.014)		(0.043)		(0.046)	(0.000	)(2)	(0.000	)(2)	(0.000	)(2)	(0.012)		(0.040)	(0.044)
Distributions from net realized gains	–		–		(0.001)		–		–		–	–		–		(0.001)		–		–	–

Total income and capital gains distributions	(0.000	)(2)	(0.000	)(2)	(0.002)		(0.014)		(0.043)		(0.046)	(0.000	)(2)	(0.000	)(2)	(0.001)		(0.012)		(0.040)	(0.044)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total return	0.003	%(3)	0.03%		0.16%		1.42%		4.35%		4.75%	0.001	%(3)		0.01%	0.10%		1.18%		4.09%	4.49%
Ratios/supplemental data
Net assets, end of period (in millions) .	$186		$191		$241		$333		$323		$287	$50		$59		$57		$129		$141	$166
Ratio of expenses to average net assets	0.12	%(4)(6)	0.19	%(6)	0.37	%(6)	0.57	%(6)	0.57	%(6)	0.57%	0.12	%(4)(6)	0.21	%(6)	0.48	%(6)	0.82	%(6)	0.82%	0.82%
Ratio of net investment income to average net assets	0.01	%(4)(6)	0.03	%(6)	0.08	%(6)	1.39	%(6)	4.23%		4.65%	0.00	%(4)(6)	0.00	%(6)	0.02	%(6)	1.20	%(6)	3.98%	4.40%

The expense and net investment income ratios without the effect of voluntary waiver of a portion of Advisory, Administrator and distribution fees and prior contractual caps were (note 3):

Ratio of expenses to average net assets	0.61	%(4)	0.62%		0.63%		0.57%		(5)		(5)	0.86	%(4)	0.86%		0.88%		0.82%		(5)	(5)
Ratio of net investment income (loss) to average net assets	(0.49	)%(4)	(0.40)%		(0.18)%		1.39%		(5)		(5)	(0.73	)%(4)	(0.65)%		(0.39)%		1.20%		(5)	(5)

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.12	%(4)(6)	0.19	%(6)	0.37	%(6)	0.57	%(6)	0.56%		0.57%	0.12	%(4)(6)	0.21	%(6)	0.48	%(6)	0.82	%(6)	0.81%	0.81%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Amount represents less than $0.001 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	No reduction in the Adviser’s and the Administrator’s fees was required during the period, contractual or otherwise.
(6)	Net of contractual caps on fees and/or voluntary fee waivers.

See accompanying notes to financial statements

PACIFIC CAPITAL TAX-FREE CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	ORIGINAL SHARES										SERVICE SHARES

	Six Months										Six Months
	Ended										Ended
	9/30/11		Year Ended March 31,								9/30/11		Year Ended March 31,
	(unaudited)		2011		2010		2009		2008	2007	(unaudited)		2011		2010		2009		2008	2007

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from investment operations:
Net investment income(1)	0.000	(2)	0.000	(2)	0.001		0.013		0.029	0.030	0.000	(2)	0.000	(2)	0.000	(2)	0.011		0.026	0.028
Net realized gain on securities	–		(0.000	)(2)	–		–		–	–	–		(0.000	)(2)	–		–		–	–

Total from investment operations	0.000	(2)	0.000	(2)	0.001		0.013		0.029	0.030	0.000	(2)	0.000	(2)	0.000	(2)	0.011		0.026	0.028

Less distributions:
Dividends from net investment income	(0.000	)(2)	(0.000	)(2)	(0.001)		(0.013)		(0.029)	(0.030)	(0.000	)(2)	(0.000	)(2)	(0.000	)(2)	(0.011)		(0.026)	(0.028)
Distributions from net realized gains	–		–		(0.000	)(2)	–		–	–	–		–		(0.000	)(2)	–		–	–

Total income and capital gains distributions	(0.000	)(2)	(0.000	)(2)	(0.001)		(0.013)		(0.029)	(0.030)	(0.000	)(2)	(0.000	)(2)	(0.000	)(2)	(0.011)		(0.026)	(0.028)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return	0.004	%(3)	0.02%		0.11%		1.35%		2.90%	3.09%	0.002	%(3)	0.01%		0.04%		1.10%		2.64%	2.83%
Ratios/supplemental data
Net assets, end of period (in millions)	$104		$121		$186		$268		$225	$171	$34		$36		$43		$70		$71	$88
Ratio of expenses to average net assets	0.18	%(4)(6)	0.28	%(6)	0.35	%(6)	0.48	%(6)	0.47%	0.50%	0.19	%(4)(6)	0.29	%(6)	0.44	%(6)	0.73	%(6)	0.72%	0.75%
Ratio of net investment income to average net assets	0.01	%(4)(6)	0.01	%(6)	0.09	%(6)	1.28	%(6)	2.80%	3.04%	0.00	%(4)(6)	0.01	%(6)	0.02	%(6)	1.10	%(6)	2.55%	2.78%

The expense and net investment income ratios without the effect of voluntary waiver of a portion of Advisory, Administrator and distribution fees were (note 3):

Ratio of expenses to average net assets	0.55	%(4)	0.55%		0.52%		0.49%		(5)	(5)	0.80	%(4)	0.80%		0.77%		0.74%		(5)	(5)
Ratio of net investment income (loss) to average net assets	(0.35	)%(4)	(0.26)%		(0.08)%		1.27%		(5)	(5)	(0.61	)%(4)	(0.51)%		(0.31)%		1.09%		(5)	(5)

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.18	%(4)(6)	0.28	%(6)	0.35	%(6)	0.48	%(6)	0.47%	0.49%	0.19	%(4)(6)	0.29	%(6)	0.44	%(6)	0.73	%(6)	0.72%	0.75%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Amount represents less than $0.001 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	No reduction in the Adviser’s and the Administrator’s fees was required during the period, contractual or otherwise.
(6)	Net of fee waivers.

See accompanying notes to financial statements.

PACIFIC CAPITAL
U.S. GOVERNMENT CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	ORIGINAL SHARES										SERVICE SHARES

	Six Months										Six Months
	Ended										Ended
	9/30/11		Year Ended March 31,								9/30/11		Year Ended March 31,
	(unaudited)		2011		2010		2009		2008	2007	(unaudited)		2011		2010		2009		2008	2007

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from investment operations:
Net investment income(1)	0.000	(2)	0.000	(2)	0.000	(2)	0.010		0.042	0.047	0.000	(2)	0.000	(2)	0.000	(2)	0.008		0.040	0.045
Net realized gain on securities	–		(0.000	)(2)	–		–		–	–	–		(0.000	)(2)	–		–		–	–

Total from investment operations	0.000	(2)	0.000	(2)	0.000	(2	0.010		0.042	0.047	0.000	(2)	0.000	(2)	0.000	(2)-	0.008		0.040	0.045

Less distributions:
Dividends from net investment income	(0.000	)(2)	(0.000	)(2)	(0.000	)(2)	(0.010)		(0.042)	(0.047)	(0.000	)(2)	(0.000	)(2)	(0.000	)(2)	(0.008)		(0.040)	(0.045)
Distributions from net realized gains	–		(0.000	)(2)	–		–		–	–	–		(0.000	)(2)	–		–		–	–

Total income and capital gains distributions	(0.000	)(2)	(0.000	)(2)	(0.000	)(2)	(0.010)		(0.042)	(0.047)	(0.000	)(2)	(0.000	)(2)	(0.000	)(2)	(0.008)		(0.040)	(0.045)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total return	0.002	%(3)	0.01%		0.04%		1.03%		4.30%	4.80%	0.002	%(3)	0.01%		0.01%		0.84%		4.04%	4.54%
Ratios/supplemental data
Net assets, end of period (in millions)	$541		$514		$590		$625		$808	$685	$292		$314		$238		$325		$1,099	$1,079
Ratio of expenses to average net assets	0.09	%(4)(6)	0.18	%(6)	0.18	%(6)	0.43	%(6)	0.43%	0.44%	0.09	%(4)(6)	0.18	%(6)	0.21	%(6)	0.64	%(6)	0.68%	0.69%
Ratio of net investment income to average net assets	0.00	%(4)(6)	0.01	%(6)	0.04	%(6)	1.06	%(6)	4.18%	4.72%	0.00	%(4)(6)	0.01	%(6)	0.01	%(6)	1.00	%(6)	3.93%	4.46%

The expense and net investment income ratios without the effect of voluntary waiver of a portion of Adviser, Administrator and distribution fees and prior contractual caps were (note 3):

Ratio of expenses to average net assets	0.46	%(4)	0.47%		0.49%		0.47%		(5)	(5)	0.71	%(4)	0.72%		0.74%		0.71%		(5)	(5)
Ratio of net investment income (loss) to average net assets	(0.37	)%(4)	(0.29)%		(0.28)%		1.03%		(5)	(5)	(0.61	)%(4)	(0.54)%		(0.52)%		0.92%		(5)	(5)

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.09	%(4)(6)	0.18	%(6)	0.18	%(6)	0.43	%(6)	0.43%	0.44%	0.09	%(4)(6)	0.18	% (6)	0.21	%(6)	0.64	%(6)	0.68%	0.69%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Amount represents less than $0.001 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	No reduction in the Adviser’s and the Administrator’s fees was required during the period, contractual or otherwise.
(6)	Net of fee waivers.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2011 and held for the six months ended September 30, 2011.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended September 30, 2011

		Beginning	Ending	Expenses
	Actual	Account	Account	Paid During
	Total Return(1)	Value	Value	the Period(2)
Cash Fund
Original Shares	0.00%	$1,000.00	$1,000.00	$0.60
Service Shares	0.00%	$1,000.00	$1,000.00	$0.60
Tax-Free Fund
Original Shares	0.00%	$1,000.00	$1,000.00	$0.90
Service Shares	0.00%	$1,000.00	$1,000.00	$0.95
Government Fund
Original Shares	0.00%	$1,000.00	$1,000.00	$0.45
Service Shares	0.00%	$1,000.00	$1,000.00	$0.45

(1)	Assumes reinvestment of all dividends. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.12% and 0.12%, respectively, for Cash Fund Original Shares and Service Shares, 0.18% and 0.19%, respectively, for Tax- Free Fund Original Shares and Service Shares, and 0.09% and 0.09%, respectively, for Government Fund Original Shares and Service Shares multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of each of the respective Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the portfolios of the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the respective Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

Six months ended September 30, 2011

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period
Cash Fund
Original Shares	5.00%	$1,000.00	$1,024.47	$0.61
Service Shares	5.00%	$1,000.00	$1,024.47	$0.61
Tax-Free Fund
Original Shares	5.00%	$1,000.00	$1,024.17	$0.91
Service Shares	5.00%	$1,000.00	$1,024.12	$0.96
Government Fund
Original Shares	5.00%	$1,000.00	$1,024.62	$0.46
Service Shares	5.00%	$1,000.00	$1,024.62	$0.46

(1)
Expenses are equal to the annualized expense ratio of 0.12% and 0.12%, respectively, for Cash Fund Original Shares and Service Shares, 0.18% and 0.19%, respectively, for Tax- Free Fund Original Shares and Service Shares, and 0.09% and 0.09%, respectively, for Government Fund Original Shares and Service Shares multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Additional Information (unaudited)

Renewal of Investment Advisory Agreement*

Renewal until June 30, 2012 of the Investment Advisory Agreement (the “Advisory Agreement”) for each fund between the Trust and the Adviser was approved by the Board of Trustees and the independent Trustees in June, 2011. At a meeting called and held for the foregoing purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

•     Copies of the agreements to be renewed;

•     A term sheet describing the material terms of the agreements;

•     The Annual Report of the Trust for the year ended March 31, 2011;

•     A report, prepared by the Adviser and Administrator and provided to the Trustees for the Trustees’ review, containing data about the performance of each of the portfolios and data about their respective fees, expenses, purchases and redemptions of their shares together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Adviser and the Administrator; and

•     Quarterly materials reviewed at prior meetings on each portfolio’s performance, operations, portfolio and compliance.

The Trustees considered each Advisory Agreement separately. The Trustees reviewed materials relevant to, and considered, the following factors as to each agreement and reached the conclusions described.

The nature, extent, and quality of the services provided by the Adviser.

The investment objective of each of the Trust’s portfolios is to seek to provide safety of principal while achieving as high a level as possible (or, in the case of the Cash Fund, a high level) of liquidity and of current income (and with respect to the Tax-Free Fund, current income exempt from Federal and

* Note -- Applicable regulations require us to inform you of considerations in connection with any renewal of the Investment Advisory Agreement. It should be noted, however, that the aforementioned renewal considerations occurred prior to the Board of Trustees authorization to liquidate Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, and Pacific Capital U.S. Government Securities Cash Assets Trust.

Hawaii income taxes). To achieve these objectives, the Adviser has provided management of each fund’s portfolio, as well as provided facilities for credit analysis of each of the funds’ portfolio securities.

Furthermore, with respect to the Cash Fund and the Government Securities Fund, the Adviser has managed the investment portfolios in order to achieve AAA ratings from Standard and Poor’s.

The Board noted that the Adviser had commendably addressed complex new requirements resulting from amendment of a rule applicable to money-market funds, and had also provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given its objectives.

The Board concluded that the services provided were appropriate and exemplary in light of the severe market conditions, and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

The investment performance of the Trust (and each of its portfolios) and Adviser.

The Board reviewed each aspect of each fund’s performance and compared its performance with that of its respective benchmark and peer group. The Board noted that the materials provided by the Adviser indicated that each Fund had a very small total return for the one-year period ending March 31, 2011 (ranging from 0.01% to 0.03%) and considered the impact of market events and regulatory developments on such results. The Board noted that each Fund’s performance was comparable to the benchmark for the five- and ten-year periods. The Board considered these results to be consistent with the purposes of each of the Trust’s portfolios.

The Board concluded that the performance of each fund, in light of market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that renewal of each Advisory Agreement would be appropriate.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Trust (and each of its portfolios).

The information contained expense data for each fund and its major local competitor as well as data for each of the funds with respect to their respective peer groups, including data for money market funds of a comparable asset size. The materials also showed the profitability to the Adviser of its services to the Trust.

The Board compared the expense and fee data with respect to each of the portfolios to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the each of the portfolios and the fees paid were similar to and were reasonable as compared to those being paid by its local competitor and by other money market funds nationwide. The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Trust, which was being well managed as indicated by the factors considered previously.

The Board noted that the Adviser had taken action to maintain a positive yield for shareholders of the Funds. In response to interest rates which had declined to historically low levels, a) the Adviser had waived, and may continue to waive, a portion of its management fees for each of the funds; and b) payments of certain fees under each of the funds’ Distribution Plans for Service Shares had been, and may continue to be, reduced. It had informed the Trust that it intends to continue to take reasonably practicable steps to maintain a positive yield for shareholders of each of the funds.

The Board further concluded that the profitability to the Adviser did not argue against approval of the fees to be paid under each Advisory Agreement.

The extent to which economies of scale would be realized as the Trust, and its portfolios, grows.

Data provided to the Trustees showed that the asset size of each of the portfolios had been increasing until the fourth quarter of 2008; thereafter the asset levels of the portfolios had declined. The Trustees also noted that each fund has in place breakpoints in the advisory fee which would be realized as each fund grows. Under the Cash Fund’s Advisory Agreement, the Adviser will be compensated at the annual rate of 0.397 of 1% on the fund’s net assets up to $400 million and at the annual rate of 0.364 of 1% on net assets above that amount. Under the Tax-Free Fund’s Advisory Agreement, the Adviser will be compensated at the annual rate of 0.318 of 1% on the fund’s net assets up to $300 million and at the annual rate of 0.285 of 1% on net assets above that amount. Under the Government Securities Fund’s Advisory Agreement, the Adviser will be compensated at the annual rate of 0.328 of 1% on the fund’s net assets up to $1,900 million and at the annual rate of 0.295 of 1% on net assets above that amount. Evaluation of this factor indicated to the Board that each Advisory Agreement should be renewed without a change of breakpoints at this time.

Benefits derived or to be derived by the Adviser and its affiliates from the relationship with the Trust (and each of its portfolios).

The Board observed that, as is generally true of most fund complexes, the Adviser and its affiliates, by providing services to a number of funds or other investment clients including the Trust’s three portfolios, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Adviser and its affiliates, it also makes their services available to the three portfolios of the Trust at favorable levels of quality and cost which are more advantageous to the Trust’s portfolios than would otherwise have been possible.

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. For the money market funds, the portfolio holdings are disclosed monthly at www.aquilafunds.com by the 5th business day following the prior month end. This information is also disclosed for each fund along with the 60-day dollar-weighted average portfolio maturity, the 120-day weighted-average portfolio life and a link to fund information on the SEC website. Such information remains accessible until the next schedule is made publicly available. This information remains on the website until six months of such postings are accumulated. Whenever you wish to see a listing of your Trust’s portfolio for each fund other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings for each of the three portfolios with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The three portfolios of the Trust do not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2011 with respect to which any of the three portfolios of the Trust were entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code and no current action on the part of shareholders is required.

     For the fiscal year ended March 31, 2011, $22,938 of dividends paid by the Tax-Free Fund were exempt-interest dividends. For the Cash Fund and the Government Fund all of the dividends paid were ordinary dividend income.

     Prior to February 15, 2011, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2010 calendar year.

     Prior to February 15, 2012, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2011 calendar year.

(THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Adviser
Asset Management Group of Bank of Hawaii
P.O. Box 3170 • Honolulu, HI 96802

Administrator
Aquila Investment Management LLC
380 Madison Avenue • New York, NY 10017

Board of Trustees
Theodore T. Mason, Chair
Diana P. Herrmann, Vice Chair
Stanley W. Hong
Richard L. Humphreys
Bert A. Kobayashi, Jr.
Glenn P. O’Flaherty
Russell K. Okata

Founder and Chairman Emeritus
Lacy B. Herrmann

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Sherri Foster, Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and
Treasurer

Distributor
Aquila Distributors, Inc.
380 Madison Avenue • New York, NY 10017

Transfer and Shareholder Servicing Agent
BNY Mellon
4400 Computer Drive • Westborough, MA 01581

Custodian
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway • Columbus, OH 43240

Further information is contained in the Prospectus
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CASH ASSETS TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee
December 7, 2011

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
December 7, 2011

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 7, 2011

CASH ASSETS TRUST

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.